Shareholder Report, Line Graph (Details) 321012_Hotchkis - Wiley Small Cap Diversified Value Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 561,327	$ 555,696	$ 512,031	$ 455,254	$ 502,169	$ 280,135	$ 355,224	$ 391,367	$ 333,144	$ 250,000	$ 734,292
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	827,850	718,023	583,166	490,246	569,164	394,802	370,603	340,058	296,274	250,000	$ 1,016,795
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Value Index
Accumulated Value	491,644	465,857	420,085	396,278	473,341	273,166	331,018	353,031	312,142	250,000	$ 703,079
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 2000 Index
Accumulated Value	$ 533,355	$ 495,309	$ 450,051	$ 400,734	$ 535,723	$ 330,641	$ 354,100	$ 366,220	$ 311,502	$ 250,000	$ 750,851